Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Stock Dividend Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001288872
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb. 17, 2023
Stock Dividend Fund, Inc.
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is growth and income. This is a fundamental objective and cannot be changed.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Policy:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.45% of the average value of its portfolio. The Investment Advisor will attempt to keep turnover to a minimum.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.45%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

* The Investment Advisor has contractually agreed to pay all operating expenses of the Fund except brokerage, interest, taxes, extraordinary legal and other extraordinary expenses. This agreement is renewed annually and may be terminated at any time upon 60 days prior written notice, without payment of penalty, by the Fund’s Board of Directors or by a vote of the majority of outstanding voting shares of the Fund.

** The Fund does not expect to incur any “Other Expenses”.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will attempt to achieve its objective by investing primarily in dividend paying common stocks. The Investment Advisor of the Fund uses quantitative analysis (mathematical models using metrics such as free cash flow, book value, pension liabilities, cash per share, debt levels, etc.) to identify dividend paying common stocks that generally have investment grade credit ratings on outstanding debt (or equivalent quality if not rated by larger credit rating agencies such as Moody’s or Standard and Poors), a long history of dividend payments (at least ten years), minimum ratios of expected earnings to dividend strength, and expectation by the Advisor that the dividend may be increased in the future. The Fund will invest at least 80% of its net assets in larger capitalization dividend paying common stocks of U.S. issuers and intends to be as fully invested as possible at all times. Larger capitalization stocks are those that have a value of $5 billion and higher as determined by calculating number of shares outstanding multiplied by current share price. This is not a fundamental policy and shareholders will be given at least 60 days prior notice if there is any change in the 80% investment policy. Our Investment Strategy may at times produce a portfolio that has overweighted risk to a certain Sector, versus a fully diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money in this Fund. The principal risks of investing in this Fund are:

a)	changing stock market and economic conditions may cause total returns to go down over short and even long periods of time.

b)	the investment strategies may not prove to be effective.
c)	periods of declining stock market prices may cause investing in common stock securities by the public to fall out of favor, thereby causing the Fund to underperform or lose money.

d)	changes in the tax treatment on stock dividends may adversely affect the value of dividend paying stocks.

e)	The Fund invests mainly in U.S. larger capitalization stocks which may underperform other stock categories such as small and international.

Non-Diversification risk: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company. The Fund seeks only enough diversification in securities selection to maintain Federal non-taxable status under Sub-Chapter M of the Internal Revenue Code. See section “Tax

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consequences” of this prospectus for information about requirements for Sub-Chapter M for the Fund.

Who should invest: This Fund is best suited for disciplined long-term investors who want to invest in a portfolio of dividend paying companies for growth and income.

Who should not invest: This Fund is not recommended for investors who are short term oriented and not tolerant of daily price fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money in this Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/Return Bar Chart and Performance Table: The bar chart and table below provide an indication of the risks of investing in Stock Dividend Fund. The chart shows the changes in the Fund’s performance since inception. The table compares the Fund’s returns to a relative comparison benchmark. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s. Past results are not an indication of future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-704-6072
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funddocuments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not an indication of future performance
Bar Chart [Heading]	rr_BarChartHeading	Annual Percentage Returns -30% -20% -10% 0% 10% 20% 30% 2004* 0.68% X 2005 6.65% X 2006 21.19% X 2007 5.14% X 2008 (35.96)% X 2009 18.51% X 2010 18.43% X 2011 8.09% X 2012 13.80% X 2013 28.25% X 2014 (2.62)% X 2015 (16.79)% X 2016 36.37% X 2017 23.07% X 2018 (5.77)% X 2019 16.22% X 2020 (1.51)% X 2021 22.78% X 2022 0.67% X
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*Beginning operations December 27, 2004 through December 31, 2004.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the entire period shown in the chart above, the highest return for a calendar quarter was 16.95% while the lowest return for a quarter was (28.31)%. These returns occurred in quarters ending September 30, 2009 and December 31, 2008, respectively.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Year ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest federal tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	**Includes dividend reinvestment compounding and no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Stock Dividend Fund, Inc. | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Stock Dividend Fund, Inc. | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	7.01%
Stock Dividend Fund, Inc. | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.54%
Stock Dividend Fund, Inc. | Stock Dividend Fund, Inc.
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	6.65%
Annual Return 2006	rr_AnnualReturn2006	21.19%
Annual Return 2007	rr_AnnualReturn2007	5.14%
Annual Return 2008	rr_AnnualReturn2008	(35.96%)
Annual Return 2009	rr_AnnualReturn2009	18.51%
Annual Return 2010	rr_AnnualReturn2010	18.43%
Annual Return 2011	rr_AnnualReturn2011	8.09%
Annual Return 2012	rr_AnnualReturn2012	13.80%
Annual Return 2013	rr_AnnualReturn2013	28.25%
Annual Return 2014	rr_AnnualReturn2014	(2.62%)
Annual Return 2015	rr_AnnualReturn2015	(16.79%)
Annual Return 2016	rr_AnnualReturn2016	36.37%
Annual Return 2017	rr_AnnualReturn2017	23.07%
Annual Return 2018	rr_AnnualReturn2018	(5.77%)
Annual Return 2019	rr_AnnualReturn2019	16.22%
Annual Return 2020	rr_AnnualReturn2020	(1.51%)
Annual Return 2021	rr_AnnualReturn2021	22.78%
Annual Return 2022	rr_AnnualReturn2022	0.67%